Pension Plan (Amounts Recognized In Accumulated Other Comprehensive Loss) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Abstract]
Net loss	$ 3,642,178	$ 844,444
Prior service cost		17,467
Accumulated other comprehensive loss	$ 3,642,178	$ 861,911